Regulatory Capital Requirements (Table)	12 Months Ended
Dec. 31, 2024
Regulatory Capital Requirements
Schedule of regulatory capital ratios
					Minimum		Minimum
			Minimum		For Capital		To Be Well
			For Capital		Adequacy Purposes		Capitalized Under
			Adequacy		with Conservation		Prompt Corrective
	Actual		Purposes		Buffer (1)		Action Provisions (2)
	Amount	Ratio	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in Thousands)
December 31, 2024
Common equity tier 1 capital (to risk-weighted assets)
Company	$100,751	11.90%	$38,086	4.50%	$59,244	7.00%	N/A	N/A
Bank	$114,323	13.52%	$38,053	4.50%	$59,194	7.00%	$54,966	6.50%
Tier 1 capital (to risk-weighted assets)
Company	$115,138	13.60%	$50,781	6.00%	$71,940	8.50%	N/A	N/A
Bank	$114,323	13.52%	$50,738	6.00%	$71,879	8.50%	$67,650	8.00%
Total capital (to risk-weighted assets)
Company	$125,652	14.85%	$67,708	8.00%	$88,867	10.50%	N/A	N/A
Bank	$124,837	14.76%	$67,650	8.00%	$88,791	10.50%	$84,563	10.00%
Tier 1 capital (to average assets)
Company	$115,138	9.46%	$48,690	4.00%	N/A	N/A	N/A	N/A
Bank	$114,323	9.40%	$48,665	4.00%	N/A	N/A	$60,831	5.00%

December 31, 2023:
Common equity tier 1 capital (to risk-weighted assets)
Company	$91,886	11.89%	$34,770	4.50%	$54,086	7.00%	N/A	N/A
Bank	$105,390	13.65%	$34,737	4.50%	$54,036	7.00%	$50,176	6.50%
Tier 1 capital (to risk-weighted assets)
Company	$106,273	13.75%	$46,360	6.00%	$65,676	8.50%	N/A	N/A
Bank	$105,390	13.65%	$46,317	6.00%	$65,615	8.50%	$61,755	8.00%
Total capital (to risk-weighted assets)
Company	$115,944	15.01%	$61,813	8.00%	$81,130	10.50%	N/A	N/A
Bank	$115,051	14.90%	$61,755	8.00%	$81,054	10.50%	$77,194	10.00%
Tier 1 capital (to average assets)
Company	$106,273	9.57%	$44,401	4.00%	N/A	N/A	N/A	N/A
Bank	$105,390	9.50%	$44,376	4.00%	N/A	N/A	$55,470	5.00%